BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about borrowings [abstract]
Summary of corporate borrowings
The composition of non-recourse borrowings is presented in the following table:

	June 30, 2025				December 31, 2024
	Weighted-average				Weighted-average
(MILLIONS EXCEPT AS NOTED)	Interest rate (%)	Term (years)(3)	Carrying value	Estimated fair value	Interest rate (%)	Term (years)	Carrying value	Estimated fair value
Non-recourse borrowings(1)(2)
Hydroelectric	7.7	6	$7,753	$7,780	7.7	6	$7,599	$7,555
Wind	5.9	8	1,940	1,919	5.9	8	2,004	1,943
Utility-scale solar	5.9	11	3,784	3,738	6.1	11	3,514	3,484
Distributed energy & sustainable solutions	5.1	9	958	948	5.1	9	727	693
Total	6.8	8	$14,435	$14,385	6.9	8	$13,844	$13,675
Add: Unamortized premiums and discounts(3)			8				6
Less: Unamortized financing fees(3)			(81)				(75)
Less: Current portion			(1,565)				(1,282)
			$12,797				$12,493
(1)Includes $1 million (2024: $1 million) borrowed under a subscription facility of a Brookfield sponsored private fund.
(2)Includes $10 million (2024: $13 million) outstanding to an associate of Brookfield. Refer to Note 16 - Related party transactions for more details.
(3)Unamortized premiums, discounts and financing fees are amortized over the terms of the borrowing.

Summary of borrowings
The following table outlines changes in the company's borrowings as at June 30, 2025:

(MILLIONS)	As at December 31, 2024	Net cash flows from financing activities(1)	Non-cash
			Other(2)	As at June 30, 2025
Non-recourse borrowings	$13,775	$(30)	$617	$14,362
(1)Excludes $58 million of net cash flow from financing activities related to tax equity recorded on the consolidated statements of cash flows.
(2)Includes foreign exchange and amortization of unamortized premiums, discounts and financing fees.